Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Increase in deferred tax asset valuation allowance	$ 82,400
Adoption of ASU 2016-09		$ 31,665
Approximate amount of federal net operating loss carryforward that may not be utilized	53,400
Total gross unrecognized tax benefit	21,347	27,545	$ 8,595	$ 5,890
Increase in unrecognized tax benefit	0
Decrease in unrecognized tax benefit	4,500
Unrecognized tax benefits that would impact effective tax rate	(12,400)	6,100	$ 700
Income tax interest and penalties	400	100
Approximate unrecognized tax benefits	$ 4,600
Minimum
Operating Loss Carryforwards [Line Items]
Tax credit expiration period	15 years
Maximum
Operating Loss Carryforwards [Line Items]
Tax credit expiration period	20 years
Research and development tax credit carryforwards
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforwards	$ 20,000
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	488,700
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	602,900
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	146,900
Foreign | OPKO Biologics
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 95,800
Accumulated Deficit
Operating Loss Carryforwards [Line Items]
Adoption of ASU 2016-09		$ 31,665